UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 881-01766

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.3%)
U.S. Government Securities (7.3%)
	United States Treasury Note/Bond	0.375%	6/30/15	27,700	27,765
	United States Treasury Note/Bond	0.375%	8/31/15	105,800	106,064
	United States Treasury Note/Bond	0.250%	9/30/15	256,000	256,279
	United States Treasury Note/Bond	0.250%	11/30/15	260,000	260,122
	United States Treasury Note/Bond	0.250%	12/31/15	78,400	78,400
	United States Treasury Note/Bond	0.375%	5/31/16	210,000	209,803
	United States Treasury Note/Bond	1.500%	6/30/16	314,200	320,679
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,176
	United States Treasury Note/Bond	0.750%	10/31/17	120,000	118,800
	United States Treasury Note/Bond	0.625%	4/30/18	90,000	87,863
	United States Treasury Note/Bond	1.375%	9/30/18	616,100	615,231
	United States Treasury Note/Bond	2.875%	5/15/43	620,560	565,876
	United States Treasury Note/Bond	3.625%	2/15/44	115,000	121,109
					2,813,167
Agency Bonds and Notes (0.3%)
	Arab Republic of Egypt	4.450%	9/15/15	22,500	23,545
	Private Export Funding Corp.	2.250%	12/15/17	51,055	52,768
1	Tennessee Valley Authority	4.375%	6/15/15	35,000	36,396
1	Tennessee Valley Authority	4.625%	9/15/60	19,800	21,003
					133,712
Conventional Mortgage-Backed Securities (4.4%)
[2,3] Fannie Mae Pool		2.500%	3/1/27–1/1/29	10,633	10,819
2,3,4 Fannie Mae Pool		4.500%	7/1/44	572,600	620,195
[2,3] Freddie Mac Gold Pool		4.000%	6/1/18–1/1/42	9	10
[2,3] Freddie Mac Gold Pool		4.500%	4/1/25–2/1/44	965,011	1,046,891
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	86	95
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	7,326	8,173
					1,686,183
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3] Fannie Mae REMICS		3.500%	4/25/31	6,910	6,919
[2,3] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	13,833
[2,3] Freddie Mac REMICS		3.500%	3/15/31	4,095	4,094
[2,3] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	80,304
					105,150
Total U.S. Government and Agency Obligations (Cost $4,642,912)					4,738,212
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
3	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,169
3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	95,839
3	AmeriCredit Automobile Receivables Trust
	2010-3	3.340%	4/8/16	4,380	4,427
3	AmeriCredit Automobile Receivables Trust
	2011-3	2.280%	6/8/16	5,159	5,165
3,5,6 Apidos CDO		1.710%	4/17/26	39,850	39,866
3,5,6 ARES CLO Ltd.		1.763%	4/17/26	39,670	39,679
3,5,6 Atlas Senior Loan Fund V Ltd.		1.809%	7/16/26	9,890	9,902
3,5,6 Atrium IX		1.529%	2/28/24	5,350	5,312

Wellesley Income Fund

[3,6] Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	8,000	8,241
3,5,6 Babson CLO Ltd.		1.720%	7/12/25	4,555	4,555
3	Banc of America Commercial Mortgage Trust
	2006-2	5.919%	5/10/45	12,360	13,306
3	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	15,090	16,162
3	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	8,679	9,384
3,5,6 Carlyle Global Market Strategies CLO 2013-3
	Ltd.	1.346%	7/15/25	8,305	8,167
3,5,6 CECLO 2013-20A 144A		1.709%	1/25/26	40,000	39,982
3,5,6 Cent CLO		1.715%	7/27/26	13,260	13,260
3,5,6 CIFC Funding Ltd.		1.658%	4/18/25	38,255	38,274
[3,6] Citibank Omni Master Trust 2009-A17		4.900%	11/15/18	18,000	18,298
3	COMM 2006-C7 Mortgage Trust	5.945%	6/10/46	9,457	10,170
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,200
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	10,927	11,707
3,5,6 Dryden Senior Loan Fund		1.620%	4/18/26	37,710	37,454
[3,6] First Investors Auto Owner Trust 2013-2		1.230%	3/15/19	12,949	13,007
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,541
[3,6] Hilton USA Trust 2013-HLT		2.662%	11/5/30	37,815	38,224
3,5,6 ING Investment Management Co.		1.769%	4/18/26	37,635	37,653
3	LB-UBS Commercial Mortgage Trust 2006-C4	6.029%	6/15/38	9,286	10,038
[3,5] LB-UBS Commercial Mortgage Trust 2008-C1		6.320%	4/15/41	24,200	27,489
3,5,6 Limerock CLO		1.735%	4/18/26	43,000	43,021
3,5,6 Madison Park Funding Ltd.		1.678%	1/19/25	24,975	24,929
3,5,6 Madison Park Funding Ltd.		1.723%	7/20/26	29,375	29,389
3	Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	10,965	11,777
3	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	10,000	10,282
[3,6] OBP Depositor LLC Trust 2010-OBP		4.646%	7/15/45	23,260	25,808
3,5,6 OZLM VI Ltd.		1.730%	4/17/26	30,910	30,905
3	Santander Drive Auto Receivables Trust
	2012-5	0.830%	12/15/16	4,056	4,058
3,5,6 Seneca Park CLO Ltd.		1.704%	7/17/26	21,705	21,696
3,5,6 Shackleton CLO Ltd.		0.000%	7/17/26	20,985	20,857
[3,6] Springleaf Funding Trust		2.410%	12/15/22	37,000	37,066
[3,6] Springleaf Mortgage Loan Trust 2013-1A		2.310%	6/25/58	7,480	7,214
3,5,6 SYMP 14-14AA2 144A		1.480%	7/14/26	36,945	36,932
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,072
3,5,6 Voya CLO 2014-2 Ltd.		1.677%	7/17/26	5,905	5,893
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $938,878)					941,370
Corporate Bonds (40.6%)
Finance (16.3%)
	Banking (12.2%)
	American Express Co.	5.500%	9/12/16	25,000	27,444
	American Express Co.	6.150%	8/28/17	35,000	40,063
	American Express Credit Corp.	2.750%	9/15/15	56,365	57,845
	American Express Credit Corp.	2.800%	9/19/16	13,635	14,194
	American Express Credit Corp.	2.375%	3/24/17	35,650	36,877
	Bank of America Corp.	3.625%	3/17/16	10,000	10,437
	Bank of America Corp.	3.750%	7/12/16	28,940	30,435
	Bank of America Corp.	5.625%	10/14/16	22,500	24,684
	Bank of America Corp.	5.650%	5/1/18	60,090	68,088

Wellesley Income Fund

Bank of America Corp.	5.625%	7/1/20	28,825	33,173
Bank of America Corp.	5.875%	1/5/21	10,285	12,005
Bank of America Corp.	5.000%	5/13/21	35,910	40,066
Bank of America Corp.	3.300%	1/11/23	18,875	18,581
Bank of America Corp.	4.100%	7/24/23	47,670	49,411
Bank of America Corp.	4.125%	1/22/24	15,000	15,420
Bank of America Corp.	4.000%	4/1/24	38,380	39,208
Bank of America Corp.	5.875%	2/7/42	8,770	10,367
Bank of America Corp.	5.000%	1/21/44	24,180	25,608
Bank of America Corp.	4.875%	4/1/44	7,820	8,100
Bank of Montreal	2.500%	1/11/17	71,580	74,485
Bank of Montreal	2.375%	1/25/19	29,000	29,566
Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,122
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	56,775
Bank of Nova Scotia	3.400%	1/22/15	47,000	47,817
Bank of Nova Scotia	2.550%	1/12/17	31,000	32,132
Bank One Corp.	7.750%	7/15/25	25,000	32,790
6 Barclays Bank plc	6.050%	12/4/17	27,600	30,821
Barclays Bank plc	2.500%	2/20/19	25,800	26,164
Barclays Bank plc	6.750%	5/22/19	18,605	22,431
Barclays Bank plc	5.125%	1/8/20	12,065	13,608
Barclays Bank plc	5.140%	10/14/20	7,935	8,720
Barclays Bank plc	3.750%	5/15/24	19,300	19,405
BB&T Corp.	1.600%	8/15/17	19,775	19,920
BB&T Corp.	5.250%	11/1/19	19,000	21,572
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,638
BNP Paribas SA	3.250%	3/11/15	34,770	35,431
BNP Paribas SA	2.400%	12/12/18	11,000	11,103
BNP Paribas SA	3.250%	3/3/23	6,750	6,663
BPCE SA	2.500%	12/10/18	15,570	15,814
BPCE SA	4.000%	4/15/24	32,755	33,410
6 BPCE SA	5.150%	7/21/24	30,510	32,242
Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	42,121
Capital One Financial Corp.	2.150%	3/23/15	24,030	24,321
Capital One Financial Corp.	3.150%	7/15/16	6,787	7,079
Capital One Financial Corp.	4.750%	7/15/21	36,165	40,143
Capital One Financial Corp.	3.750%	4/24/24	60,945	61,626
Citigroup Inc.	6.010%	1/15/15	10,099	10,389
Citigroup Inc.	4.587%	12/15/15	15,410	16,240
Citigroup Inc.	3.953%	6/15/16	41,322	43,589
Citigroup Inc.	4.450%	1/10/17	7,075	7,624
Citigroup Inc.	6.125%	11/21/17	18,000	20,562
Citigroup Inc.	1.750%	5/1/18	13,000	12,910
Citigroup Inc.	6.125%	5/15/18	8,500	9,795
Citigroup Inc.	2.500%	9/26/18	31,000	31,463
Citigroup Inc.	2.550%	4/8/19	30,000	30,217
Citigroup Inc.	8.500%	5/22/19	28,000	35,832
Citigroup Inc.	5.375%	8/9/20	72,645	83,248
Citigroup Inc.	4.500%	1/14/22	30,140	32,695
Citigroup Inc.	6.625%	6/15/32	9,000	10,790
Citigroup Inc.	6.000%	10/31/33	15,000	16,861
Citigroup Inc.	6.125%	8/25/36	50,000	57,470
Citigroup Inc.	8.125%	7/15/39	3,380	5,072
Citigroup Inc.	5.875%	1/30/42	7,460	8,870
Citigroup Inc.	4.950%	11/7/43	7,000	7,403
Citigroup Inc.	5.300%	5/6/44	17,515	18,155
Comerica Inc.	3.000%	9/16/15	3,065	3,154

Wellesley Income Fund

6 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,560
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	44,660	45,183
6 Credit Agricole SA	3.500%	4/13/15	10,800	11,038
6 Credit Agricole SA	2.500%	4/15/19	45,420	45,873
Credit Suisse	3.500%	3/23/15	22,970	23,464
Credit Suisse	2.300%	5/28/19	6,975	6,972
Credit Suisse	5.300%	8/13/19	9,000	10,263
Credit Suisse	4.375%	8/5/20	25,000	27,265
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,560
Deutsche Bank AG	3.450%	3/30/15	44,000	44,976
Deutsche Bank AG	2.500%	2/13/19	44,000	44,811
Deutsche Bank AG	3.700%	5/30/24	33,765	33,839
Goldman Sachs Group Inc.	3.625%	2/7/16	5,975	6,231
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	27,487
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	56,615
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	25,368
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	27,500
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	27,698
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	78,757
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	77,606
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,710
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	23,923
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	28,936
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	43,467
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	19,798
6 HSBC Bank plc	3.500%	6/28/15	30,000	30,882
6 HSBC Bank plc	4.750%	1/19/21	42,960	47,793
HSBC Bank USA NA	5.875%	11/1/34	21,000	25,129
HSBC Holdings plc	4.000%	3/30/22	10,870	11,598
HSBC Holdings plc	7.625%	5/17/32	15,800	20,886
HSBC Holdings plc	6.500%	5/2/36	22,000	26,786
HSBC Holdings plc	6.100%	1/14/42	43,680	54,730
HSBC Holdings plc	5.250%	3/14/44	5,795	6,215
HSBC USA Inc.	1.625%	1/16/18	35,910	35,881
HSBC USA Inc.	3.500%	6/23/24	26,200	26,215
Huntington National Bank	2.200%	4/1/19	17,850	17,867
6 ING Bank NV	3.750%	3/7/17	35,000	37,202
JPMorgan Chase & Co.	5.125%	9/15/14	5,625	5,676
JPMorgan Chase & Co.	2.000%	8/15/17	51,000	51,850
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	80,677
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,378
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	36,004
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,928
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,422
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	35,638
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,518
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	81,959
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	18,469
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	15,188
6 Lloyds Bank plc	4.375%	1/12/15	14,665	14,965
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,226
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	37,659
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	34,559
Morgan Stanley	4.000%	7/24/15	32,000	33,128
Morgan Stanley	3.800%	4/29/16	9,470	9,954
Morgan Stanley	5.450%	1/9/17	15,000	16,521

Wellesley Income Fund

Morgan Stanley	6.625%	4/1/18	25,000	29,231
Morgan Stanley	2.125%	4/25/18	104,400	105,419
Morgan Stanley	2.500%	1/24/19	43,200	43,668
Morgan Stanley	7.300%	5/13/19	53,955	65,909
Morgan Stanley	5.500%	7/24/20	15,000	17,235
Morgan Stanley	5.750%	1/25/21	13,900	16,158
Morgan Stanley	3.875%	4/29/24	22,050	22,250
Morgan Stanley	7.250%	4/1/32	51,100	68,138
National City Bank	5.800%	6/7/17	50,000	56,304
6 Nordea Bank AB	3.700%	11/13/14	12,155	12,304
Northern Trust Corp.	3.450%	11/4/20	10,285	10,930
PNC Bank NA	5.250%	1/15/17	16,000	17,583
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,860
PNC Funding Corp.	4.250%	9/21/15	5,765	6,015
6 Standard Chartered plc	3.850%	4/27/15	8,525	8,747
State Street Corp.	5.375%	4/30/17	55,500	61,934
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	59,625
UBS AG	3.875%	1/15/15	15,107	15,376
UBS AG	4.875%	8/4/20	45,000	50,571
US Bancorp	1.650%	5/15/17	25,000	25,345
US Bancorp	3.700%	1/30/24	39,005	40,396
US Bank NA	4.950%	10/30/14	12,400	12,587
Wachovia Bank NA	4.800%	11/1/14	19,640	19,927
Wachovia Corp.	5.750%	2/1/18	9,500	10,820
Wachovia Corp.	6.605%	10/1/25	15,000	18,398
Wells Fargo & Co.	3.750%	10/1/14	20,000	20,165
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,689
Wells Fargo & Co.	3.676%	6/15/16	17,000	17,940
Wells Fargo & Co.	2.625%	12/15/16	20,000	20,745
Wells Fargo & Co.	5.625%	12/11/17	47,000	53,407
Wells Fargo & Co.	3.000%	1/22/21	27,580	28,053
Wells Fargo & Co.	4.600%	4/1/21	40,000	44,596
Wells Fargo & Co.	3.500%	3/8/22	61,300	63,331
Wells Fargo & Co.	3.450%	2/13/23	49,865	49,595
Wells Fargo & Co.	4.480%	1/16/24	34,444	36,548
Wells Fargo & Co.	5.606%	1/15/44	28,551	32,305

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,582

Finance Companies (1.2%)
General Electric Capital Corp.	5.300%	2/11/21	6,305	7,171
General Electric Capital Corp.	4.650%	10/17/21	65,000	72,182
General Electric Capital Corp.	3.150%	9/7/22	58,351	58,587
General Electric Capital Corp.	3.100%	1/9/23	7,785	7,720
General Electric Capital Corp.	3.450%	5/15/24	31,000	31,017
General Electric Capital Corp.	6.750%	3/15/32	75,000	98,811
General Electric Capital Corp.	6.150%	8/7/37	11,850	14,638
General Electric Capital Corp.	5.875%	1/14/38	96,305	116,337
General Electric Capital Corp.	6.875%	1/10/39	33,000	44,501

Insurance (2.4%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,642
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,738
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	17,583
ACE INA Holdings Inc.	3.350%	5/15/24	20,340	20,471
Aetna Inc.	1.750%	5/15/17	2,966	2,999
Aetna Inc.	6.500%	9/15/18	5,395	6,380

Wellesley Income Fund

American International Group Inc.	4.125%	2/15/24	15,475	16,280
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	36,595
Cigna Corp.	2.750%	11/15/16	13,365	13,882
CNA Financial Corp.	3.950%	5/15/24	4,335	4,459
6 Five Corners Funding Trust	4.419%	11/15/23	35,685	37,632
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	18,313
6 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,268
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,912
Loews Corp.	2.625%	5/15/23	19,375	18,343
6 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,405
6 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,290
MetLife Inc.	3.600%	4/10/24	32,430	32,901
MetLife Inc.	4.125%	8/13/42	5,300	5,123
MetLife Inc.	4.875%	11/13/43	25,940	27,999
6 Metropolitan Life Global Funding I	2.000%	1/9/15	17,000	17,144
6 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,419
6 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,356
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,983
6 New York Life Global Funding	1.650%	5/15/17	53,000	53,491
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	52,993
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,121
Prudential Financial Inc.	4.750%	6/13/15	21,000	21,842
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,692
Prudential Financial Inc.	4.500%	11/15/20	24,055	26,530
6 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,064
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,990
Travelers Cos. Inc.	5.900%	6/2/19	9,400	11,055
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	25,381
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,269
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,330
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,747
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	26,310
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	37,637
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	30,338
WellPoint Inc.	2.300%	7/15/18	12,045	12,270
WellPoint Inc.	3.700%	8/15/21	25,635	26,805
WellPoint Inc.	3.125%	5/15/22	30,450	30,348
WellPoint Inc.	3.300%	1/15/23	20,000	19,921

Real Estate Investment Trusts (0.5%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	18,089
Duke Realty LP	6.500%	1/15/18	5,170	5,911
HCP Inc.	6.000%	1/30/17	20,000	22,384
Liberty Property LP	6.625%	10/1/17	10,096	11,590
Realty Income Corp.	5.950%	9/15/16	9,940	10,982
Realty Income Corp.	5.750%	1/15/21	8,675	9,924
Simon Property Group LP	5.100%	6/15/15	16,000	16,700
Simon Property Group LP	5.250%	12/1/16	5,000	5,466
Simon Property Group LP	5.875%	3/1/17	15,000	16,760
Simon Property Group LP	6.125%	5/30/18	6,625	7,710
Simon Property Group LP	4.375%	3/1/21	22,000	24,199
Simon Property Group LP	4.125%	12/1/21	12,946	14,029
6 WEA Finance LLC	7.125%	4/15/18	21,425	26,080
				6,279,792
Industrial (21.5%)
Basic Industry (0.7%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,590	40,572

Wellesley Income Fund

CF Industries Inc.	5.375%	3/15/44	28,635	30,557
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	23,873
Monsanto Co.	4.700%	7/15/64	7,025	7,037
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	17,387
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	9,450	9,929
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,680
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	38,402
Rio Tinto Finance USA plc	2.250%	12/14/18	23,950	24,377
Rio Tinto Finance USA plc	3.500%	3/22/22	44,000	45,128

Capital Goods (1.5%)
3M Co.	6.375%	2/15/28	20,825	27,336
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,680
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	37,987
Caterpillar Inc.	3.900%	5/27/21	32,880	35,556
Caterpillar Inc.	2.600%	6/26/22	9,575	9,343
Caterpillar Inc.	3.400%	5/15/24	24,685	24,905
Caterpillar Inc.	3.803%	8/15/42	20,469	18,877
Caterpillar Inc.	4.300%	5/15/44	10,500	10,463
Deere & Co.	4.375%	10/16/19	13,090	14,560
Dover Corp.	4.875%	10/15/15	10,000	10,576
Eaton Corp.	5.300%	3/15/17	20,000	21,987
Eaton Corp.	6.500%	6/1/25	10,000	12,110
General Dynamics Corp.	3.875%	7/15/21	9,950	10,666
General Electric Co.	2.700%	10/9/22	14,000	13,772
General Electric Co.	4.125%	10/9/42	7,940	7,827
Honeywell International Inc.	4.250%	3/1/21	29,484	32,625
Illinois Tool Works Inc.	3.500%	3/1/24	53,930	55,204
John Deere Capital Corp.	2.000%	1/13/17	53,000	54,347
John Deere Capital Corp.	3.150%	10/15/21	21,251	21,804
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,896
Raytheon Co.	3.125%	10/15/20	10,000	10,344
6 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	50,775
United Technologies Corp.	1.800%	6/1/17	13,070	13,335
United Technologies Corp.	4.500%	4/15/20	24,170	27,077
United Technologies Corp.	3.100%	6/1/22	10,095	10,220
United Technologies Corp.	4.500%	6/1/42	38,885	40,588

Communication (4.8%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	5,103
21st Century Fox America Inc.	4.000%	10/1/23	5,445	5,674
21st Century Fox America Inc.	6.200%	12/15/34	11,000	13,514
21st Century Fox America Inc.	6.150%	3/1/37	12,668	15,229
21st Century Fox America Inc.	6.650%	11/15/37	5,320	6,781
21st Century Fox America Inc.	6.150%	2/15/41	7,985	9,717
America Movil SAB de CV	3.125%	7/16/22	66,820	65,563
America Movil SAB de CV	6.125%	3/30/40	10,000	11,814
America Movil SAB de CV	4.375%	7/16/42	17,680	16,544
6 American Tower Trust I	1.551%	3/15/18	13,530	13,588
6 American Tower Trust I	3.070%	3/15/23	32,900	32,183
AT&T Inc.	2.500%	8/15/15	21,000	21,455
AT&T Inc.	2.950%	5/15/16	40,093	41,656
AT&T Inc.	1.400%	12/1/17	20,000	19,921
AT&T Inc.	2.300%	3/11/19	43,350	43,680
AT&T Inc.	3.875%	8/15/21	20,000	21,268
AT&T Inc.	3.000%	2/15/22	10,000	9,950
AT&T Inc.	6.500%	9/1/37	50,000	61,874
AT&T Inc.	6.300%	1/15/38	2,863	3,469

Wellesley Income Fund

AT&T Inc.	6.400%	5/15/38	5,000	6,161
AT&T Inc.	6.550%	2/15/39	19,580	24,264
AT&T Inc.	5.350%	9/1/40	37,357	40,567
AT&T Inc.	5.550%	8/15/41	26,852	29,839
CBS Corp.	4.300%	2/15/21	22,710	24,450
Comcast Corp.	3.600%	3/1/24	31,280	32,172
Comcast Corp.	4.250%	1/15/33	15,060	15,428
Comcast Corp.	6.450%	3/15/37	20,000	25,506
Comcast Corp.	6.950%	8/15/37	45,000	60,811
Comcast Corp.	4.500%	1/15/43	20,000	20,352
Comcast Corp.	4.750%	3/1/44	13,005	13,730
6 COX Communications Inc.	5.875%	12/1/16	40,000	44,329
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,591
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	43,874
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	16,655	16,684
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,125	11,409
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,900	5,351
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	11,152
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	20,875	21,560
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	22,000	23,295
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	15,160	18,284
Discovery Communications LLC	5.625%	8/15/19	7,635	8,779
Discovery Communications LLC	5.050%	6/1/20	13,365	15,009
Discovery Communications LLC	3.250%	4/1/23	4,465	4,377
Discovery Communications LLC	4.950%	5/15/42	3,205	3,268
Discovery Communications LLC	4.875%	4/1/43	6,780	6,826
Grupo Televisa SAB	6.625%	1/15/40	13,805	16,860
Grupo Televisa SAB	5.000%	5/13/45	5,925	5,869
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	31,855
6 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,107
6 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	83,255
NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,663
Orange SA	9.000%	3/1/31	40,000	60,079
6 SBA Tower Trust	4.254%	4/15/15	16,640	16,995
6 SBA Tower Trust	2.933%	12/15/17	28,850	29,303
Time Warner Cable Inc.	5.850%	5/1/17	70,000	78,751
Time Warner Cable Inc.	6.550%	5/1/37	8,670	10,814
Time Warner Cable Inc.	7.300%	7/1/38	5,685	7,636
Time Warner Cable Inc.	6.750%	6/15/39	5,795	7,407
Time Warner Cable Inc.	5.875%	11/15/40	7,570	8,841
Verizon Communications Inc.	3.000%	4/1/16	5,630	5,837
Verizon Communications Inc.	3.450%	3/15/21	15,585	16,148
Verizon Communications Inc.	3.500%	11/1/21	78,905	81,254
Verizon Communications Inc.	6.400%	9/15/33	62,160	76,130
Verizon Communications Inc.	6.400%	2/15/38	23,000	28,198
Verizon Communications Inc.	4.750%	11/1/41	28,730	29,032
Verizon Communications Inc.	6.550%	9/15/43	89,955	113,017
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	18,447
Verizon Virginia LLC	7.875%	1/15/22	16,000	20,172
Vodafone Group plc	1.250%	9/26/17	37,000	36,826

Wellesley Income Fund

	Vodafone Group plc	5.450%	6/10/19	26,000	29,868

	Consumer Cyclical (3.6%)
	Amazon.com Inc.	2.500%	11/29/22	31,600	29,906
6	American Honda Finance Corp.	2.500%	9/21/15	25,000	25,608
6	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,824
6	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,331
	American Honda Finance Corp.	2.125%	10/10/18	29,535	30,003
	AutoZone Inc.	4.000%	11/15/20	25,000	26,605
	AutoZone Inc.	3.700%	4/15/22	12,752	13,141
	AutoZone Inc.	3.125%	7/15/23	22,000	21,294
	CVS Caremark Corp.	5.750%	6/1/17	12,176	13,712
	CVS Caremark Corp.	2.750%	12/1/22	20,000	19,336
[3,6] CVS Pass-Through Trust		5.926%	1/10/34	15,551	17,744
6	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,754
6	Daimler Finance North America LLC	2.625%	9/15/16	44,000	45,532
6	Daimler Finance North America LLC	2.250%	7/31/19	55,275	55,461
	eBay Inc.	1.350%	7/15/17	10,960	11,012
	eBay Inc.	2.600%	7/15/22	17,530	16,786
	Ford Motor Credit Co. LLC	2.375%	3/12/19	55,300	55,463
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,564
	Home Depot Inc.	3.950%	9/15/20	5,500	6,035
	Home Depot Inc.	4.400%	4/1/21	12,300	13,723
	Home Depot Inc.	2.700%	4/1/23	24,715	24,012
	Home Depot Inc.	4.400%	3/15/45	20,965	21,174
6	Hyundai Capital America	1.625%	10/2/15	13,520	13,621
	Johnson Controls Inc.	5.000%	3/30/20	29,000	32,396
	Johnson Controls Inc.	3.750%	12/1/21	25,000	26,079
	Lowe's Cos. Inc.	5.000%	10/15/15	20,000	21,131
	Lowe's Cos. Inc.	2.125%	4/15/16	16,665	17,094
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,589
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	12,447
	McDonald's Corp.	1.875%	5/29/19	6,180	6,185
	McDonald's Corp.	3.500%	7/15/20	21,760	23,212
	McDonald's Corp.	2.625%	1/15/22	10,175	10,094
	McDonald's Corp.	3.250%	6/10/24	6,600	6,626
6	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,867
6	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,211
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,555
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	35,110
	Target Corp.	5.375%	5/1/17	5,000	5,594
	Target Corp.	6.000%	1/15/18	16,500	19,010
	Target Corp.	2.900%	1/15/22	24,000	24,059
	Target Corp.	7.000%	1/15/38	17,500	24,382
	Time Warner Inc.	5.875%	11/15/16	39,000	43,396
	Time Warner Inc.	4.750%	3/29/21	13,000	14,409
	Time Warner Inc.	6.250%	3/29/41	8,000	9,598
	Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	30,785
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,653
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,405
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,139
	Viacom Inc.	6.250%	4/30/16	20,000	21,970
	Viacom Inc.	5.625%	9/15/19	10,000	11,537
	Viacom Inc.	3.875%	12/15/21	9,815	10,269
6	Volkswagen International Finance NV	1.625%	3/22/15	50,000	50,417
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	80,559
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,606
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,585

Wellesley Income Fund

	Wal-Mart Stores Inc.	2.550%	4/11/23	70,275	67,570
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	63,635
	Walt Disney Co.	4.125%	6/1/44	18,320	18,053

	Consumer Noncyclical (7.2%)
	AbbVie Inc.	1.750%	11/6/17	28,485	28,605
	AbbVie Inc.	2.000%	11/6/18	34,395	34,483
6	Actavis Funding SCS	2.450%	6/15/19	5,010	5,027
6	Actavis Funding SCS	4.850%	6/15/44	28,150	28,239
	Altria Group Inc.	4.750%	5/5/21	40,806	44,996
	Altria Group Inc.	2.850%	8/9/22	13,000	12,521
	Altria Group Inc.	4.500%	5/2/43	46,000	44,265
	Amgen Inc.	2.300%	6/15/16	11,460	11,785
	Amgen Inc.	3.625%	5/22/24	49,185	49,599
	Amgen Inc.	5.150%	11/15/41	31,000	33,229
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	8,200
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,221
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	86,461
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,727
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	49,836	47,747
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	6,610	5,990
	AstraZeneca plc	5.900%	9/15/17	50,000	57,016
	AstraZeneca plc	1.950%	9/18/19	34,225	34,120
3,5,6 Avery 2014 A 144A		1.758%	4/25/26	36,540	36,549
6	BAT International Finance plc	3.250%	6/7/22	50,880	50,762
	Baxter International Inc.	2.400%	8/15/22	34,155	32,254
	Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,549
	Bestfoods	6.625%	4/15/28	25,000	32,013
	Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	16,772
	Cardinal Health Inc.	5.850%	12/15/17	4,000	4,563
	Cardinal Health Inc.	1.700%	3/15/18	2,401	2,393
	Cardinal Health Inc.	3.200%	3/15/23	11,650	11,542
6	Cargill Inc.	6.000%	11/27/17	7,000	8,003
6	Cargill Inc.	6.125%	9/15/36	22,000	27,016
6	Cargill Inc.	6.625%	9/15/37	42,830	56,965
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,915
3	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	12,455	11,915
	Celgene Corp.	2.250%	5/15/19	5,145	5,164
	Celgene Corp.	3.625%	5/15/24	11,980	12,001
	Coca-Cola Co.	5.350%	11/15/17	50,000	56,791
	Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,092
	Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,266
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,798
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,072
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,628
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	28,882
	Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,984
	ConAgra Foods Inc.	1.900%	1/25/18	8,125	8,162
	Diageo Capital plc	5.500%	9/30/16	11,066	12,203
	Diageo Capital plc	2.625%	4/29/23	42,580	40,700
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,079
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,655
	Dr Pepper Snapple Group Inc.	2.000%	1/15/20	6,850	6,716
	Dr Pepper Snapple Group Inc.	2.700%	11/15/22	6,900	6,627
	Eli Lilly & Co.	5.500%	3/15/27	20,000	23,951
	Eli Lilly & Co.	4.650%	6/15/44	23,540	24,746
	Express Scripts Holding Co.	2.650%	2/15/17	58,371	60,591
	Express Scripts Holding Co.	2.250%	6/15/19	14,030	13,985

Wellesley Income Fund

Express Scripts Holding Co.	4.750%	11/15/21	10,000	11,070
Express Scripts Holding Co.	3.500%	6/15/24	20,175	19,952
General Mills Inc.	5.650%	2/15/19	6,850	7,935
5 General Mills Inc.	6.390%	2/5/23	50,000	56,897
Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,960
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	22,897
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	29,335	28,551
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	18,855
GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	21,002
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	42,813
6 Grupo Bimbo SAB de CV	3.875%	6/27/24	10,515	10,478
6 Heineken NV	1.400%	10/1/17	7,495	7,495
6 Heineken NV	2.750%	4/1/23	22,335	21,255
6 Heineken NV	4.000%	10/1/42	1,260	1,154
Johnson & Johnson	6.730%	11/15/23	15,000	19,520
Kaiser Foundation Hospitals	3.500%	4/1/22	11,760	11,868
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	12,873
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	29,471
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,353
Kraft Foods Group Inc.	3.500%	6/6/22	36,735	37,725
Kraft Foods Group Inc.	5.000%	6/4/42	11,075	11,820
Kroger Co.	2.200%	1/15/17	22,780	23,370
Kroger Co.	3.300%	1/15/21	13,605	13,924
Kroger Co.	3.850%	8/1/23	5,055	5,186
McKesson Corp.	3.250%	3/1/16	4,910	5,111
McKesson Corp.	2.700%	12/15/22	7,010	6,690
McKesson Corp.	2.850%	3/15/23	6,840	6,602
McKesson Corp.	3.796%	3/15/24	14,565	14,888
Medtronic Inc.	1.375%	4/1/18	16,225	16,105
Medtronic Inc.	3.625%	3/15/24	7,510	7,690
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	12,588
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	6,297
Merck & Co. Inc.	1.300%	5/18/18	20,615	20,408
Merck & Co. Inc.	3.875%	1/15/21	30,000	32,297
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,237
Merck & Co. Inc.	4.150%	5/18/43	28,405	27,791
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	20,500
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,056
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,095
Molson Coors Brewing Co.	5.000%	5/1/42	13,220	13,808
Mondelez International Inc.	4.125%	2/9/16	15,000	15,771
Mondelez International Inc.	6.500%	2/9/40	20,312	25,933
Novartis Capital Corp.	3.400%	5/6/24	61,500	62,305
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,085
PepsiCo Inc.	3.100%	1/15/15	24,287	24,650
PepsiCo Inc.	3.125%	11/1/20	48,610	50,614
PepsiCo Inc.	2.750%	3/5/22	12,360	12,222
PepsiCo Inc.	4.000%	3/5/42	35,200	33,603
Pfizer Inc.	6.200%	3/15/19	28,600	33,964
Pfizer Inc.	3.000%	6/15/23	40,000	39,927
Philip Morris International Inc.	4.500%	3/26/20	25,000	27,854
Philip Morris International Inc.	4.125%	5/17/21	15,705	17,014
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,828
Philip Morris International Inc.	2.625%	3/6/23	23,000	22,322
Philip Morris International Inc.	3.875%	8/21/42	22,785	21,244

Wellesley Income Fund

3 Procter & Gamble - Esop	9.360%	1/1/21	15,997	20,510
Procter & Gamble Co.	6.450%	1/15/26	25,000	32,606
Procter & Gamble Co.	5.550%	3/5/37	25,000	30,355
6 Roche Holdings Inc.	6.000%	3/1/19	25,468	30,044
6 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,553
6 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,461
6 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	6,158
6 SABMiller plc	6.500%	7/15/18	30,000	35,107
Sanofi	4.000%	3/29/21	36,275	39,224
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,676
6 Tesco plc	5.500%	11/15/17	10,000	11,196
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,217
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,154
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,695
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	19,067
Unilever Capital Corp.	4.250%	2/10/21	78,185	86,097
Wyeth LLC	5.950%	4/1/37	15,000	18,366
Zoetis Inc.	3.250%	2/1/23	3,160	3,129
Zoetis Inc.	4.700%	2/1/43	3,790	3,843

Energy (1.6%)
6 BG Energy Capital plc	2.875%	10/15/16	26,655	27,755
BP Capital Markets plc	3.200%	3/11/16	10,000	10,445
BP Capital Markets plc	2.248%	11/1/16	34,545	35,623
BP Capital Markets plc	4.750%	3/10/19	18,140	20,345
BP Capital Markets plc	4.500%	10/1/20	28,000	31,067
BP Capital Markets plc	4.742%	3/11/21	10,000	11,181
BP Capital Markets plc	3.245%	5/6/22	10,000	10,112
BP Capital Markets plc	2.500%	11/6/22	8,000	7,619
BP Capital Markets plc	3.994%	9/26/23	6,155	6,476
BP Capital Markets plc	3.814%	2/10/24	24,850	25,721
Chevron Corp.	3.191%	6/24/23	42,875	43,504
ConocoPhillips	7.000%	3/30/29	11,500	15,051
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	16,616
Encana Corp.	6.500%	8/15/34	15,000	18,487
EOG Resources Inc.	5.625%	6/1/19	8,285	9,637
Halliburton Co.	3.500%	8/1/23	61,000	62,512
6 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,899
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	29,849
Occidental Petroleum Corp.	2.700%	2/15/23	18,000	17,481
6 Schlumberger Investment SA	2.400%	8/1/22	20,765	19,959
Shell International Finance BV	4.375%	3/25/20	24,000	26,687
Shell International Finance BV	2.250%	1/6/23	46,000	43,250
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,578
Texaco Capital Inc.	8.625%	4/1/32	25,000	38,401
Total Capital International SA	1.550%	6/28/17	38,435	38,863
Total Capital International SA	2.700%	1/25/23	30,390	29,408

Other Industrial (0.2%)
6 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,533
6 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,825
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,667
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	24,060

Technology (1.3%)
Apple Inc.	2.850%	5/6/21	34,300	34,612
Apple Inc.	3.450%	5/6/24	31,140	31,364
Apple Inc.	3.850%	5/4/43	15,275	14,071

Wellesley Income Fund

Apple Inc.	4.450%	5/6/44	4,035	4,061
Cisco Systems Inc.	2.125%	3/1/19	17,675	17,798
Cisco Systems Inc.	4.450%	1/15/20	41,500	46,046
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,887
EMC Corp.	1.875%	6/1/18	17,750	17,868
EMC Corp.	2.650%	6/1/20	17,750	17,868
EMC Corp.	3.375%	6/1/23	17,750	17,984
Intel Corp.	3.300%	10/1/21	10,000	10,343
International Business Machines Corp.	2.000%	1/5/16	10,000	10,232
International Business Machines Corp.	1.250%	2/6/17	8,395	8,462
International Business Machines Corp.	5.700%	9/14/17	41,710	47,495
International Business Machines Corp.	3.375%	8/1/23	61,300	61,785
International Business Machines Corp.	3.625%	2/12/24	22,800	23,418
International Business Machines Corp.	7.000%	10/30/25	25,000	32,947
Microsoft Corp.	3.000%	10/1/20	10,000	10,453
Microsoft Corp.	3.625%	12/15/23	13,500	14,107
Microsoft Corp.	4.500%	10/1/40	18,210	18,805
Oracle Corp.	5.000%	7/8/19	35,000	39,917
Oracle Corp.	6.125%	7/8/39	8,000	10,065

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,268
6 ERAC USA Finance LLC	6.375%	10/15/17	36,290	41,635
6 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,147
6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	11,098
6 ERAC USA Finance LLC	3.300%	10/15/22	745	737
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	34,940
FedEx Corp.	2.625%	8/1/22	14,760	14,167
FedEx Corp.	2.700%	4/15/23	15,810	15,065
FedEx Corp.	4.900%	1/15/34	15,540	16,697
FedEx Corp.	3.875%	8/1/42	4,505	4,038
FedEx Corp.	5.100%	1/15/44	26,055	28,187
Ryder System Inc.	2.500%	3/1/18	32,000	32,849
United Parcel Service Inc.	2.450%	10/1/22	17,095	16,591
United Parcel Service Inc.	4.875%	11/15/40	14,810	16,518
				8,305,137
Utilities (2.8%)
Electric (2.5%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,025
Ameren Illinois Co.	2.700%	9/1/22	58,000	57,065
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	16,634
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	25,812
Berkshire Hathaway Energy Co.	6.500%	9/15/37	35,000	45,126
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	64,546
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	23,517
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,972
Duke Energy Corp.	2.150%	11/15/16	35,000	36,005
Duke Energy Corp.	1.625%	8/15/17	34,840	35,164
Duke Energy Progress Inc.	2.800%	5/15/22	20,140	20,051
Duke Energy Progress Inc.	6.300%	4/1/38	1,625	2,146
Florida Power & Light Co.	6.200%	6/1/36	22,452	29,067
Florida Power & Light Co.	5.250%	2/1/41	23,745	28,135
Florida Power & Light Co.	4.125%	2/1/42	20,000	19,947
Georgia Power Co.	5.700%	6/1/17	50,000	56,326
Georgia Power Co.	4.300%	3/15/42	25,835	25,871
Mississippi Power Co.	4.250%	3/15/42	20,000	19,550

Wellesley Income Fund

	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	13,800	14,013
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	16,579
	NSTAR LLC	4.500%	11/15/19	1,880	2,071
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,953
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	12,068
	Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	9,105
	Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	42,998
	Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	32,343
	PacifiCorp	2.950%	6/1/23	14,835	14,682
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,766
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,502
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,481
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,866
	PSEG Power LLC	5.125%	4/15/20	15,000	16,757
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,606
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,798
	South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	30,751
	Southern California Edison Co.	5.500%	8/15/18	31,730	36,370
	Southern California Edison Co.	3.875%	6/1/21	24,860	26,799
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	57,382
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,975

	Natural Gas (0.3%)
6	DCP Midstream LLC	6.450%	11/3/36	9,375	10,681
6	Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	14,316
	Nisource Finance Corp.	6.400%	3/15/18	50,000	57,907
	TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	33,296
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,421
					1,086,445
Total Corporate Bonds (Cost $14,668,035)					15,671,374
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	11,000
6	CDP Financial Inc.	4.400%	11/25/19	22,000	24,392
6	Electricite de France SA	4.600%	1/27/20	31,972	35,461
6	Electricite de France SA	4.875%	1/22/44	18,000	19,220
[3,6] Electricite de France SA		5.250%	1/29/49	19,510	19,899
[3,6] Electricite de France SA		5.625%	12/29/49	33,850	35,363
6	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	20,000	18,561
	Korea Finance Corp.	2.875%	8/22/18	32,285	33,144
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	17,500
	Province of New Brunswick	5.200%	2/21/17	30,000	33,283
	Province of Ontario	4.400%	4/14/20	48,000	53,640
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	7,943
	Republic of Poland	4.000%	1/22/24	31,725	33,073
6	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,790
	Statoil ASA	3.125%	8/17/17	33,000	34,920
	Statoil ASA	5.250%	4/15/19	8,895	10,208
	Statoil ASA	2.900%	11/8/20	12,495	12,726
	Statoil ASA	3.700%	3/1/24	12,930	13,514
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	37,513
	United Mexican States	3.500%	1/21/21	11,250	11,678
Total Sovereign Bonds (Cost $479,199)					504,828
Taxable Municipal Bonds (2.9%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	45,515
	California GO	5.700%	11/1/21	15,655	18,794

Wellesley Income Fund

California GO	7.550%	4/1/39	39,955	59,453
California GO	7.300%	10/1/39	3,465	4,880
California GO	7.600%	11/1/40	17,685	26,792
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,333
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	14,590	16,332
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	17,114
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	29,536
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,723
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	78,156
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	24,006	29,274
Houston TX GO	6.290%	3/1/32	22,635	27,808
Illinois GO	5.100%	6/1/33	42,160	42,245
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,582
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	13,130	15,872
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	28,590	39,979
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	36,573
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	11,000	14,010
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	15,025
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,280
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	60,142
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	41,754
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,798
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,983
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	15,232
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	5,600	7,602
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,528
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	10,103
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,570
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,790	43,659
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	14,510	18,147
8 Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,245
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	11,729
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	7,047
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	58,000	59,118
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	68,000	74,800
Princeton University New Jersey GO	5.700%	3/1/39	13,020	16,372

Wellesley Income Fund

San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	7,944
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,458
University of California Regents General
Revenue	4.601%	5/15/31	19,390	21,144
University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,730	18,975
University of California Regents Medical
Center Revenue	6.583%	5/15/49	13,855	17,964
University of California Revenue	5.770%	5/15/43	23,675	28,947
University of California Revenue	4.765%	5/15/44	4,740	4,909
Utah GO	3.289%	7/1/20	21,900	23,146
9 Wisconsin GO	5.700%	5/1/26	9,000	10,503
Total Taxable Municipal Bonds (Cost $973,147)				1,143,095
				Market
				Value
			Shares	($000)
Common Stocks (38.9%)
Consumer Discretionary (1.7%)
McDonald's Corp.			2,540,220	255,902
Mattel Inc.			3,612,970	140,797
WPP plc			5,926,574	129,153
Thomson Reuters Corp.			3,260,810	118,563
				644,415
Consumer Staples (5.4%)
Kraft Foods Group Inc.			8,065,086	483,502
Philip Morris International Inc.			3,521,300	296,881
Unilever NV			5,823,130	254,820
Sysco Corp.			5,162,140	193,322
British American Tobacco plc			3,208,114	190,892
Diageo plc ADR			1,171,800	149,135
Altria Group Inc.			3,292,610	138,092
Procter & Gamble Co.			1,717,060	134,944
PepsiCo Inc.			1,110,660	99,226
General Mills Inc.			1,565,710	82,263
Kimberly-Clark Corp.			602,620	67,023
				2,090,100
Energy (4.6%)
Chevron Corp.			4,811,360	628,123
Exxon Mobil Corp.			5,319,370	535,554
ConocoPhillips			2,808,010	240,731
Royal Dutch Shell plc Class B			5,513,116	239,604
Enbridge Inc.			3,172,200	150,584
				1,794,596
Financials (6.1%)
Wells Fargo & Co.			12,154,862	638,860
JPMorgan Chase & Co.			8,413,150	484,766
BlackRock Inc.			860,080	274,882
M&T Bank Corp.			1,948,000	241,649
Marsh & McLennan Cos. Inc.			4,141,230	214,598
MetLife Inc.			2,575,800	143,111
National Bank of Canada			3,213,900	136,321
Plum Creek Timber Co. Inc.			2,780,900	125,419
ACE Ltd.			857,600	88,933
				2,348,539

Wellesley Income Fund

Health Care (6.5%)
Johnson & Johnson			6,283,430	657,372
Merck & Co. Inc.		10,262,190		593,668
Roche Holding AG			1,155,120	344,176
Pfizer Inc.			9,627,397	285,741
AstraZeneca plc ADR			2,471,160	183,632
Eli Lilly & Co.			2,650,800	164,800
Bristol-Myers Squibb Co.			3,105,500	150,648
Baxter International Inc.			1,628,440	117,736
				2,497,773
Industrials (4.3%)
Eaton Corp. plc			5,663,230	437,088
General Electric Co.		15,555,020		408,786
Schneider Electric SE			2,503,900	236,102
United Parcel Service Inc. Class B			1,822,250	187,072
Lockheed Martin Corp.			930,350	149,535
Waste Management Inc.			3,260,180	145,828
Caterpillar Inc.			985,700	107,116
				1,671,527
Information Technology (4.6%)
Microsoft Corp.		14,071,690		586,789
Analog Devices Inc.			6,725,180	363,630
Intel Corp.		11,253,410		347,730
Cisco Systems Inc.			9,843,320	244,607
Maxim Integrated Products Inc.			3,913,680	132,322
Texas Instruments Inc.			1,950,650	93,222
				1,768,300
Materials (1.3%)
Dow Chemical Co.			3,923,680	201,913
EI du Pont de Nemours & Co.			2,628,650	172,019
Nucor Corp.			2,740,350	134,962
				508,894
Telecommunication Services (2.0%)
Verizon Communications Inc.		10,681,356		522,639
BCE Inc.			3,927,500	178,146
AT&T Inc.			2,059,085	72,809
				773,594
Utilities (2.4%)
National Grid plc		22,169,929		319,180
Xcel Energy Inc.			6,097,960	196,537
NextEra Energy Inc.			1,851,890	189,782
Northeast Utilities			3,748,460	177,190
PG&E Corp.			773,900	37,162
				919,851
Total Common Stocks (Cost $10,183,907)				15,017,589
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (1.7%)
Repurchase Agreements (1.2%)
Bank of America Securities, LLC
(Dated 6/30/14, Repurchase Value
$67,600,000, collateralized by Government
National Mortgage Assn. 4.000%, 6/20/44,
with a value of $68,952,000)	0.100%	7/1/14	67,600	67,600

Wellesley Income Fund

	Barclays Capital Inc.
	(Dated 6/30/14, Repurchase Value
	$65,100,000, collateralized by U.S.
	Treasury Note/Bond 1.750%-2.625%,
	12/31/14-5/15/22, with a value of
	$66,402,000)	0.070%	7/1/14	65,100	65,100
	Deutsche Bank Securities, Inc.
	(Dated 6/30/14, Repurchase Value
	$300,000, collateralized by Federal National
	Mortgage Assn. 0.650%, 9/26/16, with a
	value of $306,000)	0.100%	7/1/14	300	300
	HSBC Bank USA
	(Dated 6/30/14, Repurchase Value
	$11,500,000, collateralized by Federal
	National Mortgage Assn. 3.500%, 11/1/42,
	with a value of $11,732,000)	0.070%	7/1/14	11,500	11,500
	RBC Capital Markets LLC
	(Dated 6/30/14, Repurchase Value
	$68,500,000, collateralized by Federal
	National Mortgage Assn. 3.000%, 12/1/26,
	Federal Home Loan Mortgage Corp.
	4.000%, 5/1/44, and Government National
	Mortgage Assn. 3.500-4.500%, 5/20/44-
	5/20/62, with a value of $69,870,000)	0.090%	7/1/14	68,500	68,500
	RBS Securities, Inc.
	(Dated 6/30/14, Repurchase Value
	$250,000,000, collateralized by U.S.
	Treasury Note/Bond 0.375%-2.750%,
	6/15/15-11/15/23, with a value of
	$255,004,000)	0.080%	7/1/14	250,000	250,000
					463,000
U.S. Government and Agency Obligations (0.5%)
1	Federal Home Loan Bank Discount Notes	0.065%	8/27/14	50,000	49,994
1	Federal Home Loan Bank Discount Notes	0.065%	8/27/14	50,000	49,994
					184,075
Total Temporary Cash Investments (Cost $647,076)					647,075
Total Investments (100.1%) (Cost $32,533,154)					38,663,543
Conventional Mortgage-Backed Securities–Sale Commitments (Net) (0.0%)
2,3,11 Fannie Mae Pool		3.000%	9/1/42–7/1/44	(1,309)	(812)
Total Conventional Mortgage-Backed Securities–Sale Commitments (Net Proceeds ($1,047))					(812)
Other Assets and Liabilities-Net (-0.1%)[10]					(26,823)
Net Assets (100%)					38,635,908
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2014.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate value of these securities was $2,859,038,000, representing 7.4% of net assets.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

Wellesley Income Fund

8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Cash of $17,108,000 has been segregated as initial margin for open futures contracts.
11 Represents the net of TBA purchases, long positions, and sale commitments in the same issuer and coupon.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by

Wellesley Income Fund

either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,737,400	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	920,513	20,857
Corporate Bonds	—	15,671,374	—
Sovereign Bonds	—	504,828	—
Taxable Municipal Bonds	—	1,143,095	—
Common Stocks	13,558,483	1,459,106
Temporary Cash Investments		647,075	—

Wellesley Income Fund

Futures Contracts—Assets[1]	104	—	—
Future Contracts—Liabilities[1]	(1,156)
Total	13,557,431	25,083,391	20,857
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(13,212)	(1,653,771)	200
2-Year U.S. Treasury Note	October 2014	3,330	731,247	(422)
Ultra Long U.S. Treasury Bond	September 2014	(188)	(28,188)	(174)
				(396)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. At June 30, 2014, the cost of investment securities for tax purposes was $32,623,024,000. Net unrealized appreciation of investment securities for tax purposes was $6,039,707,000, consisting of unrealized gains of $6,107,914,000 on securities that had risen in value since their purchase and $68,207,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

VANGUARD WELLESLEY INCOME FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.